COMMITMENTS AND CONTINGENCIES - Environmental Matters (Details) - Meadowland Midstream Gathering System - USD ($)		12 Months Ended
	Jun. 19, 2015	Dec. 31, 2015	Dec. 31, 2014
Accrual for Environmental Loss Contingencies [Roll Forward]
Accrued environmental remediation, beginning balance		$ 30,000,000	$ 0
Payments made by affiliates		(13,136,000)
Payments made with proceeds from insurance policies		(25,000,000)
Additional accruals		21,800,000	30,000,000
Accrued environmental remediation, ending balance		13,664,000	$ 30,000,000
Principal Owner | North Dakota Industrial Commission Case
Accrual for Environmental Loss Contingencies [Roll Forward]
Fines and other fees sought	$ 2,500,000
Maximum | Principal Owner
Accrual for Environmental Loss Contingencies [Roll Forward]
Coverage from pollution liability insurance policy		25,000,000.0
Coverage from property and business interruption insurance policy		$ 200,000,000.0